Condensed Consolidated Interim Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Other Reserves	Treasury Shares	Cumulative Translation Adjustments	Accumulated Losses
Equity, beginning balance at Dec. 31, 2021	$ 166,088	$ 6,445	$ 981,827	$ 102,646	$ (128)	$ 183	$ (924,885)
Loss for the period	(81,035)						(81,035)
Translation adjustment	(541)					(541)
Remeasurement of defined benefit pension liability	3,618			(3,618)
Share of other comprehensive loss in joint venture	0
Other comprehensive (loss) income for the period	3,077			3,618		(541)
Total comprehensive loss for the period	(77,958)			3,618		(541)	(81,035)
Vestings of RSUs	0		(9)		9
Share-based compensation expense	27,216			27,216
Increase (decrease) through transactions with owners, equity	27,216		(9)	27,216	9
Equity, ending balance at Jun. 30, 2022	115,346	6,445	981,818	133,480	(119)	(358)	(1,005,920)
Equity, beginning balance at Mar. 31, 2022	162,667	6,445	981,818	116,044	(119)	25	(941,546)
Loss for the period	(64,374)						(64,374)
Translation adjustment	(383)					(383)
Remeasurement of defined benefit pension liability	3,618			(3,618)
Share of other comprehensive loss in joint venture	0
Other comprehensive (loss) income for the period	3,235			3,618		(383)
Total comprehensive loss for the period	(61,139)			3,618		(383)	(64,374)
Share-based compensation expense	13,818			13,818
Increase (decrease) through transactions with owners, equity	13,818			13,818	0
Equity, ending balance at Jun. 30, 2022	115,346	6,445	981,818	133,480	(119)	(358)	(1,005,920)
Equity, beginning balance at Dec. 31, 2022	88,727	7,312	1,007,452	155,683	(679)	(356)	(1,080,685)
Loss for the period	(106,543)						(106,543)
Translation adjustment	310					310
Remeasurement of defined benefit pension liability	0
Share of other comprehensive loss in joint venture	(700)			700
Other comprehensive (loss) income for the period	(390)			(700)		310
Total comprehensive loss for the period	(106,933)			(700)		310	(106,543)
Vestings of RSUs	0		111		(111)
Issuance of shares, 2022 Employee Stock Purchase Plan	(425)		(414)		(11)
Share-based compensation expense	9,192			9,192
Increase (decrease) through transactions with owners, equity	9,617	0	303	9,192	122
Equity, ending balance at Jun. 30, 2023	(8,589)	7,312	1,007,755	164,175	(557)	(46)	(1,187,228)
Equity, beginning balance at Mar. 31, 2023	37,685	7,312	1,007,843	163,501	(645)	(215)	(1,140,111)
Loss for the period	(47,117)						(47,117)
Translation adjustment	169					169
Remeasurement of defined benefit pension liability	0
Share of other comprehensive loss in joint venture	(444)			(444)
Other comprehensive (loss) income for the period	(275)			(444)		169
Total comprehensive loss for the period	(47,392)			(444)		169	(47,117)
Vestings of RSUs	0		(88)		88
Share-based compensation expense	1,118			1,118
Increase (decrease) through transactions with owners, equity	1,118	0	(88)	1,118	88
Equity, ending balance at Jun. 30, 2023	$ (8,589)	$ 7,312	$ 1,007,755	$ 164,175	$ (557)	$ (46)	$ (1,187,228)